Shareholder Report	12 Months Ended
May 31, 2025 USD ($) Holdings
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Columbia Funds Series Trust I
Entity Central Index Key	0000773757
Entity Investment Company Type	N-1A
Document Period End Date	May 31, 2025
Columbia Multi Strategy Alternatives Fund - Class A
Shareholder Report [Line Items]
Fund Name	Columbia Multi Strategy Alternatives Fund
Class Name	Class A
Trading Symbol	CLAAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Multi Strategy Alternatives Fund (the Fund) for the period of June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]	What were the Fund costs for the reporting period? (Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class A	$ 137	1.34%

Expenses Paid, Amount	$ 137
Expense Ratio, Percent	1.34%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
The performance of Class A shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Mortgage Opportunities sleeve
| The Fund’s allocation to the mortgage opportunities strategy sleeve served as the single largest contributor to overall performance for the Fund during the period.
Commodity Futures Long/Short sleeve
| The Fund’s allocation to the Commodity Futures Long/Short strategy sleeve was the second largest contributor to Fund performance.
Global Tactical Asset Allocation (GTAA) and G10 Currency sleeves
| The Fund’s allocation to Global Tactical Asset Allocation strategy and G10 Currency strategy sleeves also contributed to overall performance of the Fund. The GTAA strategy Invests primarily in equity futures and Treasury instruments (Interest Rate Swaps) and targets non-directional returns across markets.

The G10 Currency strategy is focused on investing in short-term debt obligations and currency-linked derivatives.
Top Performance Detractors
Global macro sleeves

I

The Fund’s two subadvised global macro strategy sleeves detracted from relative performance. Emerging equity country selection and commodity sector selection were two areas that impacted relative results during the period.
Derivatives usage
| On a standalone basis, the Fund’s use of derivatives had a negative impact on Fund performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Class A (excluding sales charges) (a)	4.30	3.06	(1.63)
Class A (including sales charges) (a)	(1.69)	1.86	(2.21)
FTSE One-Month U.S. Treasury Bill Index	4.90	2.76	1.92
HFRX Global Hedge Fund Index	3.93	3.66	1.87
Bloomberg Global Aggregate Index	7.03	(1.35)	0.94
(a)
The Fund’s performance prior to October 2019 reflects returns achieved by the Investment Manager according to different principal investment strategies. If the Fund’s current management and strategies had been in place for the prior periods, results shown may have been different.

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Previous Investment Adviser [Text Block]	The Fund’s performance prior to October 2019 reflects returns achieved by the Investment Manager according to different principal investment strategies. If the Fund’s current management and strategies had been in place for the prior periods, results shown may have been different.
Updated Performance Information Location [Text Block]	Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.
Net Assets	$ 491,178,438
Holdings Count | Holdings	1,113
Advisory Fees Paid, Amount	$ 4,977,996
Investment Company, Portfolio Turnover	715.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Fund net assets	$ 491,178,438
Total number of portfolio holdings	1,113
Management services fees (represents 0.96% of Fund average net assets)	$ 4,977,996
Portfolio turnover for the reporting period	715%
Portfolio turnover for the reporting period excluding to be announced (TBA) securities	18%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Derivative Exposure
Long
Commodity-Related Investment Risk	44.1%
Credit Risk	1.8%
Equity Risk	27.9%
Foreign Exchange Risk	336.4%
Interest Rate Risk	399.5%
Short
Commodity-Related Investment Risk	38.9%
Equity Risk	29.7%
Foreign Exchange Risk	272.7%
Interest Rate Risk	296.1%
Asset Categories

Columbia Multi Strategy Alternatives Fund - Class C
Shareholder Report [Line Items]
Fund Name	Columbia Multi Strategy Alternatives Fund
Class Name	Class C
Trading Symbol	CLABX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Multi Strategy Alternatives Fund (the Fund) for the period of June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]	What were the Fund costs for the reporting period? (Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class C	$ 211	2.08%

Expenses Paid, Amount	$ 211
Expense Ratio, Percent	2.08%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
The performance of Class C shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Mortgage Opportunities sleeve
| The Fund’s allocation to the mortgage opportunities strategy sleeve served as the single largest contributor to overall performance for the Fund during the period.
Commodity Futures Long/Short sleeve
| The Fund’s allocation to the Commodity Futures Long/Short strategy sleeve was the second largest contributor to Fund performance.
Global Tactical Asset Allocation (GTAA) and G10 Currency sleeves
| The Fund’s allocation to Global Tactical Asset Allocation strategy and G10 Currency strategy sleeves also contributed to overall performance of the Fund. The GTAA strategy Invests primarily in equity futures and Treasury instruments (Interest Rate Swaps) and targets non-directional returns across markets.

The G10 Currency strategy is focused on investing in short-term debt obligations and currency-linked derivatives.
Top Performance Detractors
Global macro sleeves

I

The Fund’s two subadvised global macro strategy sleeves detracted from relative performance. Emerging equity country selection and commodity sector selection were two areas that impacted relative results during the period.
Derivatives usage
| On a standalone basis, the Fund’s use of derivatives had a negative impact on Fund performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Class C (excluding sales charges) (a)	3.55	2.29	(2.37)
Class C (including sales charges) (a)	2.59	2.29	(2.37)
FTSE One-Month U.S. Treasury Bill Index	4.90	2.76	1.92
HFRX Global Hedge Fund Index	3.93	3.66	1.87
Bloomberg Global Aggregate Index	7.03	(1.35)	0.94
(a)
The Fund’s performance prior to October 2019 reflects returns achieved by the Investment Manager according to different principal investment strategies. If the Fund’s current management and strategies had been in place for the prior periods, results shown may have been different.

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Previous Investment Adviser [Text Block]	The Fund’s performance prior to October 2019 reflects returns achieved by the Investment Manager according to different principal investment strategies. If the Fund’s current management and strategies had been in place for the prior periods, results shown may have been different.
Updated Performance Information Location [Text Block]	Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.
Net Assets	$ 491,178,438
Holdings Count | Holdings	1,113
Advisory Fees Paid, Amount	$ 4,977,996
Investment Company, Portfolio Turnover	715.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Fund net assets	$ 491,178,438
Total number of portfolio holdings	1,113
Management services fees (represents 0.96% of Fund average net assets)	$ 4,977,996
Portfolio turnover for the reporting period	715%
Portfolio turnover for the reporting period excluding to be announced (TBA) securities	18%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Derivative Exposure
Long
Commodity-Related Investment Risk	44.1%
Credit Risk	1.8%
Equity Risk	27.9%
Foreign Exchange Risk	336.4%
Interest Rate Risk	399.5%
Short
Commodity-Related Investment Risk	38.9%
Equity Risk	29.7%
Foreign Exchange Risk	272.7%
Interest Rate Risk	296.1%
Asset Categories

Columbia Multi Strategy Alternatives Fund - Institutional Class
Shareholder Report [Line Items]
Fund Name	Columbia Multi Strategy Alternatives Fund
Class Name	Institutional Class
Trading Symbol	CLAZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Multi Strategy Alternatives Fund (the Fund) for the period of June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional Class	$ 110	1.08%

Expenses Paid, Amount	$ 110
Expense Ratio, Percent	1.08%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
The performance of Institutional Class shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Mortgage Opportunities sleeve
| The Fund’s allocation to the mortgage opportunities strategy sleeve served as the single largest contributor to overall performance for the Fund during the period.
Commodity Futures Long/Short sleeve
| The Fund’s allocation to the Commodity Futures Long/Short strategy sleeve was the second largest contributor to Fund performance.
Global Tactical Asset Allocation (GTAA) and G10 Currency sleeves
| The Fund’s allocation to Global Tactical Asset Allocation strategy and G10 Currency strategy sleeves also contributed to overall performance of the Fund. The GTAA strategy Invests primarily in equity futures and Treasury instruments (Interest Rate Swaps) and targets non-directional returns across markets.

The G10 Currency strategy is focused on investing in short-term debt obligations and currency-linked derivatives.
Top Performance Detractors
Global macro sleeves

I

The Fund’s two subadvised global macro strategy sleeves detracted from relative performance. Emerging equity country selection and commodity sector selection were two areas that impacted relative results during the period.
Derivatives usage
| On a standalone basis, the Fund’s use of derivatives had a negative impact on Fund performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Institutional Class (a)	4.58	3.30	(1.40)
FTSE One-Month U.S. Treasury Bill Index	4.90	2.76	1.92
HFRX Global Hedge Fund Index	3.93	3.66	1.87
Bloomberg Global Aggregate Index	7.03	(1.35)	0.94
(a)
The Fund’s performance prior to October 2019 reflects returns achieved by the Investment Manager according to different principal investment strategies. If the Fund’s current management and strategies had been in place for the prior periods, results shown may have been different.

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Previous Investment Adviser [Text Block]	The Fund’s performance prior to October 2019 reflects returns achieved by the Investment Manager according to different principal investment strategies. If the Fund’s current management and strategies had been in place for the prior periods, results shown may have been different.
Updated Performance Information Location [Text Block]	Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.
Net Assets	$ 491,178,438
Holdings Count | Holdings	1,113
Advisory Fees Paid, Amount	$ 4,977,996
Investment Company, Portfolio Turnover	715.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Fund net assets	$ 491,178,438
Total number of portfolio holdings	1,113
Management services fees (represents 0.96% of Fund average net assets)	$ 4,977,996
Portfolio turnover for the reporting period	715%
Portfolio turnover for the reporting period excluding to be announced (TBA) securities	18%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Derivative Exposure
Long
Commodity-Related Investment Risk	44.1%
Credit Risk	1.8%
Equity Risk	27.9%
Foreign Exchange Risk	336.4%
Interest Rate Risk	399.5%
Short
Commodity-Related Investment Risk	38.9%
Equity Risk	29.7%
Foreign Exchange Risk	272.7%
Interest Rate Risk	296.1%
Asset Categories